Significant Accounting Policies - Disclosure of Recognition of Effects of Inflation in Countries with Hyperinflationary Economic Environments (Detail)	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Two Thousand Seventeen to Two Thousand Nineteen [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	15.90%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	12.90%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	6.10%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	1.40%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	11.00%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	15.00%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	145.00%
Type of Economy	Hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	10.80%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	4.50%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	7.90%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	6.80%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	0.60%
Type of Economy	Non-hyperinflationary
Two Thousand Seventeen to Two Thousand Nineteen [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation	21.90%
Type of Economy	Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Mexico [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		15.70%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Guatemala [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		12.20%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Costa Rica [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		5.70%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Panama [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.10%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Colombia [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		13.40%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Nicaragua [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		13.10%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Argentina [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		158.40%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Brazil [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		25.00%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Philippines [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		11.90%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Euro Zone [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		2.70%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Chile [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		9.70%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Peru [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		9.30%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Ecuador [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		30.30%
Type of Economy		Non-hyperinflationary
Two Thousand Sixteen to Two Thousand Eighteen [member] | Uruguay [member]
Disclosure of Hyperinflationary Reporting [line items]
Cumulative Inflation		25.30%
Type of Economy		Non-hyperinflationary